UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549
                                 FORM 13F
                            FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:    March 31, 2007
Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MBF Capital Management, Inc.
Address:  100 Shoreline Highway, Suite A190
          Mill Valley, CA 94941

Form 13F File Number:    028-11277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark B. Friedman
Title:    President
Phone:    415-289-3939

Signature, Place and Date of Signing:

Mark B. Friedman         Mill Valley, CA          May 16, 2007

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      58

Form 13F Information Table Value Total:      $50,951 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NAME OF ISSUER     TITLE OF      CUSIP       VALUE        SHARES    INV.    OTHE  VOTING
                   CLASS                     X1000                  DISC.   R     AUTH
                                                                            MGR
                                                                                  SOLE       SHR   NONE

Abercrombie &       CL A          002896207  1,400      18,500       SOLE         18,500
Fitch Co.
AMARIN CORP PLC     SPONSORED     023111107  566        245,903      SOLE         245,903
                    ADR
AMERICAN MEDICAL    COMMON        02744M108  1,694      80,000       SOLE         80,000
SYSTEMS HOLDING
Aspect Medical      COMMON        045235108  1,110      71,200       SOLE         71,200
Systems Inc.
Avigen Inc.         COMMON        053690103  471        72,512       SOLE         72,512
BALLY TECHNOLOGIES  COMMON        05874B107  1,783      75,600       SOLE         75,600
Blockbuster Inc.    CL A          093679108  1,506      233,825      SOLE         233,825
Churchill Downs     COMMON        171484108  4,107      90,476       SOLE         90,476
Inc.
CIRRUS LOGIC INC    COMMON        172755100  1,226      160,000      SOLE         160,000
CORNING INC         COMMON        219350105  1,160      51,000       SOLE         51,000
CuraGen Corp.       COMMON        23126R101  568        184,339      SOLE         184,339
Cytokinetics Inc.   COMMON        23282W100  765        109,900      SOLE         109,900
DECKERS OUTDOOR     COMMON        243537107  284        4,000        SOLE         4,000
Dialog              SPONSORED     25250P108  374        222,600      SOLE         222,600
Semiconductor       ADR
Discovery Holding   CL A COMMON   25468Y107  119        6,240        SOLE         6,240
Co.
Dow Chemical Co.    COMMON        260543103  1,926      42,000       SOLE         42,000
EP Medsystems Inc.  COMMON        26881P103  340        192,300      SOLE         192,300
EV3 Inc.            COMMON        26928A200  671        34,038       SOLE         34,038
Exelixis Inc.       COMMON        30161Q104  877        88,200       SOLE         88,200
Genesco Inc.        COMMON        371532102  1,379      33,200       SOLE         33,200
HEALTHTRONICS INC   COMMON        42222L107  347        64,400       SOLE         64,400
Infocus Corp        COMMON        45665B106  290        103,574      SOLE         103,574
INNOVO GROUP        COM PAR       457954600  1,133      1,039,800    SOLE         1,039,800
                    $0.01
INTEL CORP          COMMON        458140100  488        25,500       SOLE         25,500
JAMBA INC.          COMMON        47023A101  869        94,700       SOLE         94,700
Kohl's Corp.        COMMON        500255105  1,149      15,000       SOLE         15,000
Liberty Global      COM SER A     530555101  112        3,400        SOLE         3,400
Inc.
Liberty Global      COM SER C     530555309  106        3,448        SOLE         3,448
Inc.
Liberty Media       INT COM SER   53071m104  372        15,600       SOLE         15,600
Holding Corp        A
Liberty Media       CAP COM SER   53071m302  345        3,120        SOLE         3,120
Holding Corp        A
LIONS GATE          COMMON        535919203  388        34,000       SOLE         34,000
ENTERTANIMENT
CORP.
MI Developments     CL A SUB      55304X104  888        23,700       SOLE         23,700
Inc                 VTG
Magna Ent Corp.     CL A          559211107  2,907      798,577      SOLE         798,577
MOSYS INC           COMMON        619718109  180        21,406       SOLE         21,406
Multimedia Games    COMMON        625453105  1,377      115,719      SOLE         115,719
Inc

National            COMMON        637640103  459        19,000       SOLE         19,000
Seminconductor
Corp
Newfield Expl. Co   COMMON        651290108  1,418      34,000       SOLE         34,000
North Am.           COMMON        65715D100  117        119,474      SOLE         119,474
Scientific Inc.
Novell Inc.         COMMON        670006105  592        82,000       SOLE         82,000
Omnicare Inc.       COMMON        681904108  716        18,000       SOLE         18,000
Penwest Pharm.      COMMON        709754105  447        44,300       SOLE         44,300
Polymedica Corp.    COMMON        731738100  1,644      38,840       SOLE         38,840
SEQUENOM            COMMON        817337405  80         21,733       SOLE         21,733
SHUFFLE MASTER      COMMON        825549108  1,181      64,700       SOLE         64,700
INC.
Skechers USA Inc.   CL A          830566105  2,518      75,000       SOLE         75,000
SKYWORKS SOLUTIONS  COMMON        83088M102  431        75,000       SOLE         75,000
INC
Sothebys Holdings   CL A          835898107  2,251      50,600       SOLE         50,600
Inc.
SPECTRANETICS CORP  COMMON        84760C107  428        40,000       SOLE         40,000
SOTCKERYALE INC     COM NEW       86126T203  164        107,450      SOLE         107,450
Stratus Properties  COM NEW       863167201  297        8,821        SOLE         8,821
Inc.
Synplicity Inc.     COMMON        87160Y108  1,114      159,367      SOLE         159,367
3Com Corp           COMMON        885535104  204        52,128       SOLE         52,128
Topps Inc.          COMMON        890786106  618        63,600       SOLE         63,600
TORREYPINES         COMMON        89235K105  114        16,337       SOLE         16,337
THERAPEUTICS INC
Trump               COMMON        89816T103  1,263      69,600       SOLE         69,600
Entertainment
Resorts Inc.
Westlake Chemical   COMMON        960413102  801        29,498       SOLE         29,498
Corp
XM SATELLITE RADIO  CL A          983759101  562        43,480       SOLE         43,480
HOLDINGS INC
YouBet Com Inc.     COMMON        987413101  255        85,000       SOLE         85,000





3941\003\SMONSEY\1436356.1